Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(2)                                 Summary of Significant Accounting Policies

(a)                                 Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its majority-owned subsidiaries and those VIEs of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. In addition, the Group consolidates VIEs of which it is deemed to be the primary beneficiary and absorbs all of the expected losses and residual returns of the entity.

(b)                                 Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Group’s consolidated financial statements included the valuation of deferred tax assets, valuation of goodwill and intangible assets for impairment analysis, allowance for doubtful receivables, fair values of the subsidiaries’ being transferred within the Group at the dates of transactions, the valuation of noncontrolling interests acquired from related parties at acquisition dates, and fair value of share based compensation. Actual results could differ from those estimates.

(c)                              Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates.

In its capacity as an insurance agent and broker, the Group collects premiums from certain insureds and remits the premiums to the appropriate insurance companies. Accordingly, as reported in the consolidated balance sheets, “premiums” are receivables from insureds. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated balance sheets. Also included in the restricted cash is a guarantee deposits required by China Insurance Regulatory Commission (“CIRC”) in order to protect insurance premium appropriation by insurance agency of RMB7,392 and RMB7,930 as of December 31, 2011 and 2012, respectively.

(d)           Short Term Investment

Short term investments are other investments that do not have a quoted market price in an active market whose fair value cannot be reliably measured. They are measured at cost less any identified impairment loss. No impairment loss on short term investments was identified for the year ended December 31, 2011, 2012, respectively.

(e)                                  Accounts Receivable and Insurance Premium Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent fees receivable on agency, brokerage and claims adjusting services primarily from insurance companies. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience. The Group reviews its allowance for doubtful accounts regularly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability.

Accounts receivable, net is analyzed as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Accounts receivable	175,711	206,147
Allowance for doubtful accounts	(9,348)	(9,903)
Accounts receivable, net	166,363	196,244

The following table summarizes the movement of the Group’s allowance for doubtful accounts:

	2010	2011	2012
	RMB	RMB	RMB
Balance at the beginning of the year	2,136	5,790	9,348
Provision for doubtful accounts	5,136	3,572	4,523
Write-offs	(1,482)	(14)	(3,968)
Balance at the ending of the year	5,790	9,348	9,903

Insurance premium receivables consist of insurance premium to be collected from insured, and is recorded at the invoiced amount and do not bear interest. Amounts collected on insurance premium receivables are included in net cash provided by operating activities in the consolidated statements of cash flows.

(f)                                    Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation recognized in the consolidated statement of income (loss) and comprehensive income (loss):

	2010	2011	2012
	RMB	RMB	RMB
Commission and fee under operating costs	5,607	6,776	3,585
Selling expense	2,092	1,937	1,880
General and administrative expenses	20,585	17,472	20,884
Net income (loss) from discontinued operations	2,268	1,185	—
Depreciation for the year	30,552	27,370	26,349

(g)                                 Goodwill and Other Intangible Assets

Goodwill represents the excess of costs over fair value of net assets of businesses acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operated in four reporting units which were its reportable segments for the years ended December 31, 2010 whereas it operated in three reporting units for the year ended December 31, 2011 and 2012. The goodwill impairment review is a two-step process. Step 1 consists of a comparison of the fair value of a reporting unit with its carrying amount. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows. If the carrying amount of a reporting unit exceeds its fair value, step 2 requires the fair value of the reporting unit to be allocated to the underlying assets and liabilities of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment charge is recorded equal to the excess of the carrying amount over the implied fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Discounted cash flow methods are dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

In 2010, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value — step 1 of the two-step impairment test. It was estimated that the fair value of all reporting units by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. The management concluded that goodwill was not impaired for the years ended December 31, 2010.

In 2011, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value — step 1 of the two-step impairment test. The fair values of all reporting units were estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of the reporting unit, life insurance (“Life”), exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. However, it was determined that the fair values of reporting units, property and casualty insurance services (“P&C”) and insurance claims adjusting services (“Claims Adjusting”), were less than their carrying amount and, therefore step 2 of the goodwill impairment test was performed to measure the amount of impairment for the reporting units, P&C and Claims Adjusting. For the step 2 goodwill impairment test, implied fair value of the goodwill of the reporting units, P&C and Claims Adjusting are determined by assigning the fair value of the reporting unit used in step 1 to all assets and liabilities of that reporting unit as if the report unit has been acquired in business combination. The implied fair value of goodwill is compared with the carrying amount of goodwill to determine whether the goodwill is impaired and impairment loss is recognised. The fair value has been determined using cash flow projections based on financial budgets approved by management covering a five-year period, and discount rate of 22%, 25% and 27% for P&C, Life and Claims Adjusting, respectively. Cash flows beyond the 5-year period are extrapolated using a steady 3% growth rate. Other key assumptions relate to the estimation of cash inflows/outflows which include budgeted revenue and gross margin, such estimations are based on the unit’s past performance and management’s expectations for the market development. As a result, an goodwill impairment loss of RMB1,000,705 was recorded for the year ended December 31, 2011.

In 2012, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value — step 1 of the two-step impairment test. The fair value of all reporting units were estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. The management concluded that goodwill was not impaired for the years ended December 31, 2012.

Identifiable intangibles assets are required to be determined separately from goodwill based on fair value. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangibles assets of customer relationship is computed using the accelerated method, while amortization for other identifiable intangibles assets is computed using the straight-line method over the intangible assets’ economic lives. Intangible assets with indefinite economic lives are not amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Separately identifiable intangible assets consist of brand name, trade name, customer relationship, non-compete agreement, agency agreement and license, and software and system.

The intangible assets, net consisted of the following:

	Useful	As of December 31, 2011
	life (Years)	Cost	Accumulated amortization	Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	(20,384)	3,707
Trade name	9.4 to 10	8,898	(1,051)	—	7,847
Customer relationship	4.6 to 9.8	54,706	(26,394)	(5,760)	22,552
Non-compete agreement	3 to 6.25	68,215	(23,941)	(34,692)	9,582
Agency agreement and license	4.6 to 9.8	16,004	(5,457)	(581)	9,966
Software and system	5 to 10	5,740	(1,340)	—	4,400
		177,654	(58,183)	(61,417)	58,054

	Useful	As of December 31, 2012
	life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	(20,384)	3,707
Trade name	9.4 to 10	8,898	(1,984)	—	6,914
Customer relationship	4.6 to 9.8	54,706	(33,684)	(5,760)	15,262
Non-compete agreement	3 to 6.25	68,215	(27,080)	(34,692)	6,443
Agency agreement and license	4.6 to 9.8	16,004	(8,222)	(581)	7,201
Software and system	5 to 10	5,740	(2,487)	—	3,253
		177,654	(73,457)	(61,417)	42,780

Aggregate amortization expenses for intangible assets were RMB21,520, RMB26,454 and RMB15,285 for the years ended December 31, 2010, 2011 and 2012, respectively, of which RMB1,305, RMB326 and nil were recorded in discontinued operations for the years ended December 31, 2010, 2011 and 2012, respectively. The Group recorded an impairment loss on its intangible assets in the amount of RMB4,600 and RMB56,817 as carrying value exceeds fair value for the years ended December 31, 2010 and 2011 respectively. The estimated amortization expenses for the next five years are: RMB13,665 in 2013, RMB13,057 in 2014, RMB8,262 in 2015, RMB941 in 2016 and RMB 941 in 2017, and an aggregate amount of RMB2,207 in years thereafter.

(h)                                 Other Receivables and Other Current Assets

Other receivables and other current assets mainly consist of advances, deposits, interest receivables, value-added tax recoverable and prepaid expenses.

(i)            Investment in Affiliates

Investments in affiliates are accounted for using the equity method. The Group does not control the affiliate but over which it exerts significant influence.

(j)                                Other Non-current Assets

Other non-current assets represent investments in equity security of private companies with equity interest from 5% to 20%,  over which the Group exerts no significant influence and are measured initially at cost.  As of December 31, 2012, the other non-current assets also include dividend receivable from Datong of RMB 7,561, recorded at amortized cost after discounting with the effective interest rate.

(k)           Impairment of Long-Lived Assets

Property, plant, and equipment, and purchased intangible assets with definite life, subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

(l)            Insurance Premium Payables

Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.

(m)                              Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

(n)                                 Share-based Compensation

Employee share-based compensation

All forms of share-based payments to employees, including employee stock options and employee stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statement of income (loss) and comprehensive income (loss). Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance, or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, and no compensation cost is recognized if the requisite service is not rendered. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date.  For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.  No compensation cost is recognized for instruments that employees forfeit because a service condition or a performance condition is not satisfied.

Non-employee share-based compensation

Share-based compensation related to non-employees is recognized as compensation expenses ratably over the requisite service periods. The Group measures the cost of non-employee services received in exchange for share-based compensation based on the fair value of the equity instruments issued. The Group measures the fair value of the equity instruments in these transactions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or the date at which the counterparty’s performance is complete.  The quantity and terms of the equity instruments issued to non-employees are not known up front as they are dependent upon counterparty performance conditions, the Group measures the equity instruments at their then-current lowest aggregate fair value at each reporting dates, and attributes the changes in those fair values over the future services period until the measurement date has been established.

A cancellation of an award that is not accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be recognized at the cancellation date.

The Group uses the Black-Scholes and Binominal option-pricing model to determine the fair value of stock options. Determining the value of share-based compensation expense in future periods requires the input of highly subjective assumptions, including estimated forfeitures and the price volatility of the underlying shares. The Group estimates the forfeitures of the shares based on past employee retention rates and its expectations of future retention rates, and prospectively revises the forfeiture rates based on actual history. The share compensation charges may change based on changes to the actual forfeitures. The actual share-based compensation expenses may be materially different from the current expectations.

Share-based compensation expenses of RMB22,211, RMB57,003 and RMB66,878 for the years ended December 31, 2010, 2011 and 2012, respectively, were included in the general and administrative expenses.

(o)                                 Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries and VIEs in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statement of income (loss) and comprehensive income (loss) as they become payable in accordance with the rules of the above mentioned defined contribution plans.

(p)                                 Revenue Recognition

The Group’s revenue is derived principally from the provision of insurance brokerage, agency and claims adjusting services. The Group recognizes revenue when all of the following have occurred: persuasive evidence of an agreement with the insurance companies or insurance agencies exists, services have been provided, the fees for such services are fixed or determinable and collectability of the fee is reasonably assured.

Insurance agency and brokerage services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has met all the four criteria of revenue recognition when the premiums are collected by the Group or the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any commission and fees prior to the receipt of the related premiums. No allowance for cancellation has been recognized as the management of the Group estimates, based on its past experience that the cancellation of policies rarely occurs.  Any subsequent commission adjustments in connection with policy cancellations which have been de minims to date are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of policies were 0.1% and 0.1% of the total commission and fee revenues as of the years ended December 31, 2011 and 2012, respectively. For property insurance and life insurance, agency and brokerage companies may receive a performance bonus from insurance companies as agreed and per contract provisions. Once an agency and brokerage company achieves its performance target, typically a certain sales volume, the bonus will become due. The bonus amount is computed based on the insurance premium amount multiplied by an agreed-upon percentage. The contingent commissions are recorded when a performance target is being achieved. Insurance claims adjusting services are considered to be rendered and completed, and revenue is recognized at the time loss adjusting reports are confirmed being received by insurance companies. The Group has met all the four criteria of revenue recognition when the service is provided and the loss adjusting report is accepted by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies.  Commission revenues earned from distribution of wealth management products are recorded when the products have been sold to customers, at which time the Group has fulfilled all its services obligations.

Other service fees include revenue from the provision of IT services and insurance-related services, such as driver’s license renewal and annual inspection for the insured. Revenue is recognized when the services are rendered.

The Group presents revenue net of sales taxes incurred. The sales taxes amounted to RMB102,190, RMB113,447 and RMB99,001 for the years ended December 31, 2010, 2011 and 2012, respectively, of which RMB14,877, RMB4,537 and nil were related to discontinued operations for the years ended December 31, 2010, 2011 and 2012, respectively. According to the Announcement on the VAT Reform Pilot Program of the Transportation and Selected Modern Service Sectors issued by the State Tax Bureau in July 2012, the transportation and some selected modern service sectors, including research and development (R&D) and technical services, information technology services, cultural creative services, logistics support services, tangible personal property leasing services, and assurance and consulting service, should pay value-added tax instead of business tax based on a predetermined timetable (hereinafter referred to as the “VAT Reform”), effective September 1, 2012 for entities in Beijing and November 1, 2012 for entities in Guangdong. A total of seven subsidiaries or VIEs  in the Group that engage in consulting and information technology services met the VAT Reform requirements, and have started to pay value-added tax since the respectively effective days. Total Value-added taxes paid by the Group during the year ended December 31, 2012 were not significant.

(q)                                 Contingent Consideration

The Group recognizes all the assets acquired and liabilities assumed in a business combination at the acquisition-date fair values, which will include an estimation of the fair value of contingent consideration payables if any. Subsequent changes in the fair value of contingent consideration payables will be recorded in the consolidated statement of income (loss) and comprehensive income (loss) when incurred. No change in fair value of contingent consideration payable was charged to consolidated statement of income (loss) and comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012.

The selling shareholders of the acquired entities agreed to return part of considerations to the Group, if certain performance criteria cannot be met. The fair value of such contingent arrangements was charged to consolidated statement of income (loss) and comprehensive income (loss) in the amount of nil, RMB12,500 and RMB4,500 for the years ended December 31, 2010, 2011 and 2012, respectively.

For a business combination achieved in stages, the Group remeasures its previously held equity interest in the acquiree at acquisition date fair value and recognize gain or loss, if any, in earnings. The Group recorded earnings of such remeasurement as investment income of RMB41,244, nil and nil to the consolidated statement of income (loss) and comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012, respectively.

Additional cash payments or surrender of shares which are determined to be additional purchase consideration are accounted for as part of the purchase price of the acquired entities when the outcome of contingency is determinable beyond a reasonable doubt, while those which are determined to be compensatory in nature are recorded as compensation expenses and charged to the consolidated statement of income (loss) and comprehensive income (loss). No such compensation expenses were paid for the years ended December 31, 2010, 2011 and 2012.

(r)                               Fair Value of Financial Instruments

The carrying amounts of accounts receivable, insurance premium receivables, other receivables, short term investments, accounts payable, other payables, amounts due from (to) related parties and insurance premium payables are approximate their fair values due to the short-term maturity of these instruments.

(s)                                   Foreign Currencies

The functional currency of the Company is the United States dollar (“USD”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of income (loss) and comprehensive income (loss). The Group has chosen the Renminbi (“RMB”) as their reporting currency.

The functional currency of the most of the Company’s subsidiaries and VIEs is the RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the  consolidated statements of income (loss) and comprehensive income (loss).

(t)            Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents. The Group had aggregate amounts of RMB1,976,591 and RMB2,484,234 of cash and cash equivalents denominated in RMB as of December 31, 2011 and 2012, respectively.

(u)                                 Translation into United States Dollars

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.2301, representing the noon buying rate in the City of New York for cable transfers of RMB on December 31, 2012, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2012, or at any other rate.

(v)                                  Segment Reporting

The Group distributes a variety of property and casualty, and life insurance products underwritten by domestic and foreign insurance companies operating in the PRC, and provides insurance claims adjusting services as well as other insurance-related services and distribution of wealth management products. For the year ended December 31, 2010, the Group operated four operating segments: (1) property and casualty insurance (“P&C”), (2) life insurance (“Life”), (3) insurance claims adjusting services (“Claims Adjusting”) and (4) Datong life insurance (“Datong”). After the disposal of Datong during the first quarter of 2011, the Group operates three operating segments. Details of these operating segments are described in note 22. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues are derived in the PRC and all long-lived assets are located in the PRC.

(w)                               Earnings per Share (“EPS”)

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

(x)                                 Advertising Costs

Advertising costs are expensed as incurred. Advertising costs amounted to RMB3,825, RMB2,188 and RMB5,048 for the years ended December 31, 2010, 2011 and 2012, respectively, of which RMB348, RMB87 and nil were related to discontinued operations for the years ended December 31, 2010, 2011 and 2012, respectively.

(y)           Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of income (loss) and comprehensive income (loss) over the lease period.

(z)                                   Accumulated Other Comprehensive Income (Loss)

In June 2011, the FASB issued an accounting standard update to revise the manner in which entities present comprehensive income in their financial statements, most significantly by requiring that comprehensive income be presented with net income in a continuous statement, or in a separate but consecutive statement and not within a statement of changes in equity and amending other presentation and disclosure requirements concerning comprehensive income.  In December 2011, the FASB issued an accounting standard update to defer the requirement to present reclassifications between other comprehensive income or loss and net income or loss.  The Group adopted these pronouncements on January 1, 2012. The presentation of comprehensive income was retrospectively applied for all the periods presented. The adoption of these pronouncements did not have a significant effect on the Group’s consolidated financial results or disclosures.

Accumulated other comprehensive income (loss) represents foreign currency translation adjustments for the period and is included in the consolidated statements of income (loss) and comprehensive income (loss).

(aa) Recently Issued Accounting Standards

In December 2011, the FASB issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations, but is considering its impact on the disclosure of the Group’s consolidated financial statements.